Revenue - Schedule of Interest Income Net (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest revenue	₽ (1,052)	₽ (899)	₽ (731)
Interest expense classified as part of cost of revenue	42	37	79
Interest income from non-banking loans classified separately in the consolidated statement of comprehensive income	(35)	(36)	(16)
Interest expense from non-banking loans classified separately in the consolidated statement of comprehensive income	29	64	109
Interest income, net, for the purposes of consolidated cash flow statement	₽ (1,016)	₽ (834)	₽ (559)